SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Depreciation of Property and Equipment
years
Computers and peripheral equipment	3
Leased Products to Customers	5
Office furniture and equipment	5 - 17
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

Schedule of Intangible Assets and their Useful Lives
Useful Life (in Years)

Customers relationships & Other	Between 4.5-13 (mainly 13)
IP & Technology	Between 4-15 (mainly 15)
Capitalized software development costs	Between 4-5

Schedule of disaggregation of revenue by major geographic region and timing of revenue recognition
	Year ended December 31, 2022
	Cyber Security	IoT	e-Gov	Total
Major geographic areas
Africa	$-	$-	$374	$374
European countries	273	9,023	263	9,559
South America	-	-	-	-
United States	351	6,526	-	6,877
Israel	614	79	-	693
APAC	146	-	-	146
Total revenue	$1,384	$15,628	$637	$17,649

Timing of revenue recognition
Products and services transferred over time	$498	$11,697	$335	$12,530
Products transferred at a point in time	886	3,931	302	5,119
Total revenue	$1,384	$15,628	$637	$17,649

	Year ended December 31, 2021
	Cyber Security	IoT	e-Gov	Total
Major geographic areas
Africa	$-	$-	$1,586	$1,586
European countries	527	2,242	143	2,912
South America	1	36	-	37
United States	410	6,410	-	6,820
Israel	648	109	-	757
APAC	48	107	-	155
Total revenue	$1,634	$8,904	$1,729	$12,267

Timing of revenue recognition
Products and services transferred over time	$44	$7,176	$1,428	$8,648
Products transferred at a point in time	1,590	1,728	301	3,619
Total revenue	$1,634	$8,904	$1,729	$12,267